130172

05063332

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

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SEC MAIL PROCESSING SECTION
RECEIVED
AUG 16 2005
WASH, D.C.
192

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

PROCESSED
AUG 19 2005
THOMSON
FINANCIAL

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (check if this is an amendment and name has changed, and indicate change.)

AMERICAN PUBLIC EDUCATION, INC.: CLASS A COMMON STOCK OFFERING

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [x] New Filing [ ] Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (check if this is an amendment and name has changed, and indicate change.)
American Public Education, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
111 W. Congress Street, Charles Town, West Virginia 25414 304-724-3700

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A. BASIC IDENTIFICATION DATA

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Incl. Area Code)
(if different from Executive Offices)

Brief Description of Business
A holding company that was organized as a result of the reorganization of American Military University, an online university.

Type of Business Organization

[X] corporation [ ] limited partnership, already formed [ ] other (please specify):

[ ] business trust [ ] limited partnership, to be formed

	Month Year		
Actual or Estimated Date of Incorporation or Organization:	[0][5] [0][2]	[X] Actual	[ ] Estimated

(Enter two-letter U.S. Postal Service abbreviation for State:
CN for Canada; FN for other foreign jurisdiction) [D][E]

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Warnock, David

Business or Residence Address (Number and Street, City, State, Zip Code)
Camden Partners Holdings, LLC, One South Street, Suite 2150, Baltimore Maryland, 21202

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Wilkins, Harry T.

Business or Residence Address (Number and Street, City, State, Zip Code)
American Public Education, Inc., 111 W. Congress Street, Charles Town, West Virginia 25414

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Boston, Wallace E.

Business or Residence Address (Number and Street, City, State, Zip Code)
American Public Education, Inc., 111 W. Congress Street, Charles Town, West Virginia 25414

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

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A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Clough, Phillip A.

Business or Residence Address (Number and Street, City, State, Zip Code)
ABS Capital Partners, 400 East Pratt Street, Suite 910, Baltimore, MD 21202-3116

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Weglicki, Timothy T.

Business or Residence Address (Number and Street, City, State, Zip Code)
ABS Capital Partners, 400 East Pratt Street, Suite 910, Baltimore, MD 21202-3116

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Herhusky, James

Business or Residence Address (Number and Street, City, State, Zip Code)
American Public Education, Inc., 111 W. Congress Street, Charles Town, West Virginia 25414

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Gibbons, Peter

Business or Residence Address (Number and Street, City, State, Zip Code)
American Public Education, Inc., 111 W. Congress Street, Charles Town, West Virginia 25414

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Gilbert, Carol

Business or Residence Address (Number and Street, City, State, Zip Code)
American Public Education, Inc., 111 W. Congress Street, Charles Town, West Virginia 25414

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
McClusky, Frank

Business or Residence Address (Number and Street, City, State, Zip Code)
American Public Education, Inc., 111 W. Congress Street, Charles Town, West Virginia 25414

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Kessler, Lisa

Business or Residence Address (Number and Street, City, State, Zip Code)
American Public Education, Inc., 111 W. Congress Street, Charles Town, West Virginia 25414

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Leuba, Mark

Business or Residence Address (Number and Street, City, State, Zip Code)
American Public Education, Inc., 111 W. Congress Street, Charles Town, West Virginia 25414

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
ABS Capital Partners IV, L.P.
ABS Capital Partners IV-A, L.P.
ABS Capital Partners IV Offshore, L.P.
ABS Capital Partners IV Special Offshore, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)
ABS Capital Partners, 400 East Pratt Street, Suite 910, Baltimore, MD 21202-3116

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Camden Partners Strategic Fund III, L.P.
Camden Partners Strategic Fund III-A, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)
Camden Partners Holdings, LLC, One South Street, Suite 2150, Baltimore Maryland, 21202

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

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B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? .... Yes [ ] No [X]

   Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ N/A

3. Does the offering permit joint ownership of a single unit? .... Yes [ ] No [X]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only. .... Yes

Full Name (Last name first, if individual)
Legg Mason Wood Walker, Incorporated

Business or Residence Address (Number and Street, City, State, Zip Code)
100 Light Street, P.O. Box 1476, Baltimore, MD 21203

Name of Associated Broker or Dealer
Legg Mason Wood Walker, Incorporated

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers *
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD] ✓	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

*** SOLICITATION OF PURCHASERS OCCURRED IN ALL STATES HIGHLIGHTED, BUT SALES OF PREFERRED STOCK WERE MADE ONLY TO MARYLAND INVESTORS.***

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OR PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box [ ] and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price (rounded)	Amount Already Sold (rounded)
Debt	$ 0	$ 0
[X] Equity Securities	$ 0	$ 0
(i) 820,643 shares of Common Stock, par value $0.01 per share ("Common Stock") reserved for issuance upon conversion of Class A Common.		
Convertible Securities (including warrants): (i) 806,478 shares of Class A Common Stock, par value $0.01 per share ("Class A Common") which is convertible into Common Stock. [1] (ii) Warrant to purchase up to 14,165 shares of Class A Common ("Warrant"), issued in exchange of a previously issued warrant to purchase Series A-1 Converted Preferred Stock. [2]/	$16,000,000	$16,000,000
Partnership Interests	$ 0	$ 0
Other (Specify ______).	$ 0	$ 0
Total	$16,000,000	$16,000,000

Answer also in Appendix, Column 3, if filing under ULOE.

Total Offering Amount does not include the initial exercise price of the Warrant shares.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number of Investors	Aggregate Dollar Amount of Securities Purchased (rounded)
Accredited Investors	6	$16,000,000
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)	0	$ 0

Answer also in Appendix, Column 4, if filing under ULOE.

[1]/ 320,000 shares of Class A Common were issued in this Offering for a price per share of $50.00 and 486,478 shares were issued as a result of a reclassification of Issuer's outstanding Series A Convertible Preferred Stock into Class A Common.

[2]/ The Warrant was initially delivered as partial payment for services provided by Legg Mason Wood Walker, Incorporated, as placement agent, in a prior offering.

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C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OR PROCEEDS

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	0	0
Regulation A	0	0
Rule 504	0	0
Total	0	0

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

	To Be Completed
Transfer Agent's Fees	[ ] $ 0
Printing and Engraving Costs	[ ] $ 0
Legal Fees	[X] $ 50,000
Accounting Fees	[ ] $ 0
Engineering Fees	[ ] $ 0
Sales Commissions (specify finders' fees separately)	[ ] $ 0
Other Expenses (identify): financial consulting and other miscellaneous expenses	[X] $ 175,000
Total	[X] $ 225,000

b. Enter the difference between the aggregate offering price given in response to Part C- Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $15,775,000

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C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OR PROCEEDS

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors & Affiliates	Payments To Others
Salaries and fees	[ ]$ 0	[ ]$ 0
Purchase of real estate	[ ]$ 0	[ ]$ 0
Purchase, rental or leasing and installation of machinery and equipment	[ ]$ 0	[ ]$ 0
Construction or leasing of plant buildings and facilities	[ ]$ 0	[ ]$ 0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ]$ 0	[ ]$ 0
Repayment of indebtedness	[ ]$ 0	[ ]$ 0
Working capital	[ ]$ 0	[ ]$ 0
Other (specify): To redeem all of the outstanding equity securities beneficially owned by another person	[ ]$ 0	[ ]$15,775,000
Column Totals	[ ]$ 0	[ ]$
Total Payments Listed (column totals added)	[X] $15,775,000	

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D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
American Public Education, Inc.	[signature]	**August 15, 2005**
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Lisa Kessler	**Senior Vice-President, Finance**	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

	Yes	No
1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule?	[ ]	[ ]

NOT APPLICABLE TO RULE 506 OFFERINGS OF FEDERAL COVERED SECURITIES UNDER THE PROVISION OF SECTION 18(b)(4)(D) OF THE SECURITIES ACT OF 1933, AS AMENDED BY NSMIA.

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239,500) at such times as required by state law.
3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.
4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

NOT APPLICABLE TO RULE 506 OFFERINGS OF FEDERAL COVERED SECURITIES UNDER THE PROVISION OF SECTION 18(b)(4)(D) OF THE SECURITIES ACT OF 1933, AS AMENDED BY NSMIA.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
American Public Education, Inc.		**August 15, 2005**
Name of Signer (Print or Type)	Title (Print or Type)	
Lisa Kessler	Senior Vice-President, Finance	

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

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APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No	$16,000,000 of Class A Common Stock and Warrants	Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
MD		X	$16,000,000 of Class A Common Stock (320,000 shares)	6	$16,000,000	0	$0		N/A
MD		X	Warrant for Class A Common (as fee for service) issued in an exchange	1	Initial exercise price of $720,006.95				

Closing Date/Date of First Sale on August 2, 2005.

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